Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

On August 10, 2017, we entered into an underwriting agreement (the “Underwriting Agreement”) with Roth Capital Partners, LLC, as representative, joint lead underwriter and joint bookrunner (the “Representative”), and Aegis Capital Corp., as joint lead underwriter and joint bookrunner, and with the other underwriters (the “Underwriters”) named therein, relating to a firm commitment underwritten public offering of 1,200,000 units (the “Units”), each Unit consisting of one share of our common stock (the “Common Stock”) and warrants to purchase one share of Common Stock (the “Warrants”). The Units will be sold at a price equal to $4.50 per Unit. Each Warrant is exercisable to purchase one share of Common Stock at an exercise price of $5.40 per share (120% of the public offering price of the Units). The Warrants will be exercisable at any time from the date of issuance through August 10, 2022, unless earlier redeemed. Beginning 90 days after the date of the Underwriting Agreement, the Warrants will be redeemable at our option, in whole or in part, at a redemption price equal to $0.15 per Warrant upon 30 days’ prior written notice, at any time after the date on which the closing price of the Common Stock has equaled or exceeded $7.65 per share (170% of the public offering price of the Units) for at least five consecutive trading days. We also granted the Underwriters a 45-day option to purchase up to an additional 180,000 shares of Common Stock at a price of $4.49 per share, less the underwriting discounts and commissions, and 180,000 Warrants at a price of $0.01 per Warrant, to cover over-allotments, if any.

The offering will be conducted pursuant to a registration statement on Form S-1 (File No. 333- 215848) and a related prospectus filed with the Securities and Exchange Commission, which became effective on August 9, 2017. The offering is expected to close on August 15, 2017, subject to customary closing conditions. Shares of our common stock and the Warrants began trading on August 10, 2017 under the symbols “ESDI” and “ESDIW,” respectively, on the Nasdaq Capital Market.

Pursuant to the Underwriting Agreement, the Company will pay the Underwriters a commission equal to 7.0% of the gross proceeds of the offering and will also issue the Representative a warrant (the “Representative’s Warrant”) to purchase an aggregate of 120,000 Units, with an exercise price of $5.40 per Unit, which is equal to 120% of the public offering price per Unit. The Representative’s Warrant will be exercisable at any time, and from time to time, in whole or in part, during the four-year period commencing on August 10, 2018.

The Underwriting Agreement contains customary representations, warranties and agreements by the Company, and customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended, other obligations of the parties, and termination provisions.

In connection with the offering, the Company also entered into a warrant agent agreement (the “Warrant Agreement”) dated August 10, 2017 with Pacific Stock Transfer Company (“Pacific Stock”) for Pacific Stock to act as warrant agent for the Warrants.

Copies of the Warrant Agreement, the form of Warrant Certificate and the form of Underwriters’ Warrant were filed as Exhibit 4.1, Exhibit 4.2 and Exhibit 4.3, respectively, to our Current Report on Form 8-K filed on August 10, 2017. The foregoing descriptions of the Warrant Agreement, Warrant Certificate and Underwriters’ Warrant are not complete and are qualified in their entirety by reference to Exhibit 4.1, Exhibit 4.2 and Exhibit 4.3, respectively.

14.	Subsequent Events

From January 15, 2017 through February 16, 2017, the Company received additional warrant exercises and subscription documents totaling $217,750 for 55,834 shares issued.

On January 19, 2017, Eastside Distilling, Inc. (the “Company”) received a written letter of resignation from Steven Earles stating that he has resigned, effective immediately, from his position as President and a director of the Company. Mr. Earles did not sit on any committees of the Board of Directors. His resignation from all positions with the Company was not because of any disagreements with the Company on matters relating to its operations, policies and practices. In connection with his resignation, Mr. Earles has agreed to continue working with the Company in a consultant capacity for the foreseeable future. The vacancy on the Company’s Board of Directors resulting from Mr. Earles’ resignation will remain vacant until such time as a new director is identified and appointed. Similarly, the Company has not yet appointed a new President. Grover T. Wickersham continues to serve as the Company’s Chief Executive Officer and Chairman of the Board and, until such time as a new President is appointed, he will assume the functions of that office.

On February 1, 2017, the Company filed an S-1 registration statement for the proposed sale common stock of up to $6.9 million.

On February 7, 2017 we entered into a Lease Termination Agreement with PJM BLDG. II LLC (the “Termination Agreement”), the landlord of our former headquarters and production facilities located at 1805 SE Martin Luther King Jr. Blvd., Portland, Oregon. The Termination Agreement provides that the original lease agreement dated July 17, 2014 (the “Lease”) will terminate on June 30, 2017 rather than October 30, 2020.

On February 17, 2017, the Company entered into a Commercial Sublease Agreement (the “Sublease”) dated February 1, 2017 with MotherLode, LLC, an Oregon limited liability company (“MotherLode”). Under the Sublease, the Company has agreed to sublease from MotherLode a total of 5,000 square feet of MotherLode’s facility located at 2150 SE Hanna Harvester Drive, Milwaukie, OR 97222 (the “Premises”) for $5,000 per month from February 1, 2017 through December 31, 2018. Under the Sublease, the Company is permitted to use the subleased Premises for its distillery operations, including, without limitation, blending, bottling and warehousing. The sublease facilities will be used as the new production facilities upon completion of the tenant improvements. Under the terms of the Sublease, the parties will enter into an addendum to the Sublease within 120 days of the effective date of the Sublease that will describe the tenant improvements to be constructed, any construction requirements and MotherLode’s approval of such tenant improvements. In the event the parties are unable to agree on tenant improvement issues within the stated period, the Company may terminate the Sublease.

On March 8, 2017, the Company completed the acquisition of MotherLode LLC (“MotherLode”), a Portland, Oregon based provider of bottling services and production support to craft distilleries. Since its founding in 2014 by Allen Barteld, the mission of MotherLode has been to enable craft distillers to increase their production and extend their product lines, reducing cost and increasing efficiency, thereby freeing them to focus on their craft. The typical MotherLode customer is a distillery of small batch, hand-crafted spirits, or a premium craft spirit sold as a private label. We plan to relocate much of our own operations to MotherLode’s facility and jointly expand both companies manufacturing resources. Plans are in place for a pneumatic bottling line, allowing for a five times increase in bottling rate, and large volume spirit handling capability. The Company believes the MotherLode operations will be immediately accretive to earnings. In addition to bottling services for distillers and other producers of spirits, MotherLode bottles “private label” craft spirits for customers who have on-premise or off-premise licenses including retail and liquor stores, bars, restaurants, events, and businesses who want to take advantage of the benefits that come from having their brand clearly printed on a label. MotherLode’s premium craft spirits can also be private labeled for corporate gifts, wedding, birthdays and other personal events. We believe that MotherLode can help with new product development and the implementation of Eastside’s spirits branding initiatives in concert with our Portland-based spirits branding firm, Sandstrom Partners. We issued 86,667 shares of common stock to the owners of MotherLode as consideration for the acquisition. Based on the closing share price of our common stock of $4.35 on March 8, 2017, the value of the transaction was $377,000 which is approximately equal to the revenues of MotherLode in 2016. Additionally, Eastside entered into a three-year employment agreement with Allen Barteld and issued standard employee stock options, with vesting over five years. The terms of the acquisition and Mr. Barteld’s employment are more fully set forth in the Form 8-K filed on March 14, 2017.

On March 31, 2017, the Company issued 192,307 shares of its common stock for $750,000, including 192,307 warrants for common stock. This represented an initial closing of the Company’s private offering as filed in the Form 8-K on March 27, 2017.